Cash generated by operating activities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash generated by operating activities
Cash flow from operations	R 67,674	R 52,268	R 36,546
(Increase)/decrease in working capital	(11,536)	(7,154)	5,838
Cash generated by operating activities	R 56,138	R 45,114	R 42,384